Debt and Lease Liabilities (Details) $ in Thousands, $ in Millions	1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023 MXN ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 MXN ($)	Sep. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2023 USD ($)	Feb. 28, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement						$ 89,814,233					$ 300.0
Interest rate	0.85%											0.85%
Aggregate tender consideration paid						4,718,251	$ 274.9
Premiums						106,505				$ 6.2
Accrued interest						403,981
Gain on extinguishment of debt						324,512	$ 18.9
Repayment of debt	$ 1,000,000							$ 610,403	$ 242,489
Repayment of current borrowings	600,000
Interest on debt						73,358,623		93,979,650
Interest payable	$ 400,000					1,506,766		1,761,069
Revolving credit facility						1,000,000						$ 1,000,000
Senior notes due between 2025 and 2049
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount						$ 10,725,690		$ 11,000,000		$ 3,658.0			$ 3,958.0
Senior notes redemption price (as a percent)						101.00%	101.00%
6.625% Senior Notes due 2025
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)						6.97%				6.97%
Principal amount of long-term credit agreement		$ 133.6	$ 200.0								47.0
Interest rate		6.625%	6.625%
Partial redemption of Senior Notes due 2025			$ 221.3
Redemption price			220.9
Accrued and unpaid interest		$ 5.5	$ 0.4
6.625% Senior notes 1 due 2025
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount										$ 400.0
Senior Notes priced at yield to maturity (as a percent)						98.081%	98.081%
Debt instrument yield to maturity (as a percent)						6.802%	6.802%
6.625% Senior notes 2 due 2025
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount										$ 200.0
Senior Notes priced at yield to maturity (as a percent)						98.632%	98.632%
Debt instrument yield to maturity (as a percent)						6.787%	6.787%
6.625% Senior Notes due 2025, 5.000% Senior Notes due 2045 and 5.250% Senior Notes due 2049
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement		292.0
Aggregate tender consideration paid		294.8
4.625% Senior Notes due 2026
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)						4.86%				4.86%
Senior Notes priced at yield to maturity (as a percent)						99.385%	99.385%
Debt instrument yield to maturity (as a percent)						4.70%	4.70%
Principal amount of long-term credit agreement											92.6
5.25% Senior Notes due 2049
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement		$ 47.8									41.3
Interest rate		5.25%
8.50% Senior Notes due 2032
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)						8.94%				8.94%
Senior Notes priced at yield to maturity (as a percent)						99.431%	99.431%
Debt instrument yield to maturity (as a percent)						8.553%	8.553%
8.49% Senior Notes due 2037
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)						8.93%				8.93%
6.625% Senior Notes due 2040
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)						6.97%				6.97%
Senior Notes priced at yield to maturity (as a percent)						98.319%	98.319%
Debt instrument yield to maturity (as a percent)						6.755%	6.755%
7.25% Senior Notes due 2043
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)						7.62%				7.62%
Senior Notes priced at yield to maturity (as a percent)						99.733%	99.733%
Debt instrument yield to maturity (as a percent)						7.27%	7.27%
Aggregate tender consideration paid				$ 174,785
Aggregate principal amount repurchased				274,310	$ 274,310
Accrued interest				6,946
Gain on extinguishment of debt				$ 92,579	$ 98,692
5% Senior Notes due 2045
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)						5.26%				5.26%
Senior Notes priced at yield to maturity (as a percent)						96.534%	96.534%
Debt instrument yield to maturity (as a percent)						5.227%	5.227%
Principal amount of long-term credit agreement		$ 110.6									98.7
Interest rate		5.00%
6.125% Senior Notes due 2046
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)						6.44%				6.44%
Senior Notes priced at yield to maturity (as a percent)						99.677%	99.677%
Debt instrument yield to maturity (as a percent)						6.147%	6.147%
Principal amount of long-term credit agreement											$ 20.4
Senior Notes Due 2049
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)						5.52%				5.52%
Senior Notes priced at yield to maturity (as a percent)						98.588%	98.588%
Debt instrument yield to maturity (as a percent)						5.345%	5.345%
8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement														$ 4,500,000
Interest rate														8.79%